-----------------------------------                      FORM N-23C-1
                                   :
                                   :          SECURITIES AND EXCHANGE COMMISSION
                                   :
                                   :                Washington, D.C.  20549
                                   :
                                   :
                                   :
                                   :
                                   :
-----------------------------------

 STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY WITH RESPECT TO PURCHASES
        OF ITS OWN SECURITIES PURSUANT TO RULE 23c-1 UNDER THE INVESTMENT
               COMPANY ACT OF 1940 DURING THE LAST CALENDAR MONTH

      (See rules and instructions on back of this form. If acknowledgement is desired, file this form with the Commission in
              triplicate, plus a self-addressed, stamped envelope.)

REPORT FOR CALENDAR MONTH ENDING        October 31, 1999
                                 ----------------------------

                                  TRIDAN CORP.
--------------------------------------------------------------------------------
               (Name of registered closed-end investment company)

======================================================================================================
 Date of                        Number                  Approximate Asset
  each    Identification of       of        Price     Value or Approximate      Name of Seller
 Trans-       Security          Shares       per         Asset Coverage              or of
 action                        Purchased    Share         per Share at          Seller's Broker
                                                       Time of Purchase
------------------------------------------------------------------------------------------------------
10/31/99      Common Stock        6.8715    $11.96            $11.96               Shirley Dunkebarger
             $.02 par

10/31/99      Common Stock     2000.0000    $11.96            $11.96               Dominick Correnti
             $.02 par

10/31/99      Common Stock      364.8305    $11.96            $11.96               Pat Glatfelter
             $.02 par

10/31/99      Common Stock      433.2570    $11.96            $11.96               Francis Warfel
             $.02 par

======================================================================================================

REMARKS:

                                                    TRIDAN CORP.
                                             ----------------------------------
                                                    Name of Registrant


Date of Statement December 14, 1999          By: /s/ Joseph T. Scialo
                                                 ------------------------------
                                                           (Name)
                                                     Joseph T. Scialo
                                                     Administrator